Revenue from Contracts with Customers - Summary of Disaggregation of Percentage of Passengers by Source Market (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	100.00%	100.00%	100.00%	100.00%
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	88.20%	89.20%	88.70%	89.60%
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	5.70%	5.80%	5.10%	5.30%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	6.10%	5.00%	6.20%	5.10%